Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
REVENUE RECOGNITION
NOTE 19:-	REVENUE RECOGNITION

The following table includes estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period and are part of a contract that has an original expected duration of more than one year:

	2021	2022	2023 and thereafter
Software license and related revenues and consulting services	$7,459	$2,189	$3,045

Contract balances:

The following table provides information about trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2020	2019

Trade receivables (net of allowance)	$111,059	$96,694
Deferred revenues	$8,793	$8,724

Trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended December 31, 2020, the Company recognized $8,724 that was included in deferred revenues (short-term contract liability) balance at January 1, 2020.